Advances to suppliers net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Allowance for credit losses, beginning balance	$ 0
Additions	0	$ 280,158
Reversal	33,451,447	0
Translation adjustments	435,033	15,507
Allowance for credit losses, ending balance	(10,125,650)	0
Advances to suppliers
Allowance for credit losses, beginning balance	0	3,176
Additions	9,994,385	0
Reversal	0	(3,217)
Translation adjustments	131,265	41
Allowance for credit losses, ending balance	$ 10,125,650	$ 0